Fair Value Measurements - Schedule of Company Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of period	$ (205,953)	$ (173,719)	$ (173,719)	$ 31,113	$ 115,951
Included in earnings			0	(27,262)	(56,656)
Included in regulatory assets / liabilities	(53,089)	(57,868)	(83,791)	(209,845)	4,906
Settlements	34,190	29,454	51,557	30,455	(33,475)
Transferred into Level 3	0	0	0	0	0
Transferred out Level 3	0	0	0	1,820	387
Balance at end of period	(224,852)	(202,133)	(205,953)	(173,719)	31,113
Electric Portfolio
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of period	(209,283)	(175,110)	(175,110)	27,262	116,078
Included in earnings			0	(27,262)	(56,656)
Included in regulatory assets / liabilities	(53,704)	(58,485)	(88,308)	(211,129)	0
Settlements	35,688	29,877	54,135	34,873	(32,377)
Transferred into Level 3	0	0	0	0	0
Transferred out Level 3	0	0	0	1,146	217
Balance at end of period	(227,299)	(203,718)	(209,283)	(175,110)	27,262
Unrealized gain (loss) on derivative instruments, net					(17,300)
Natural Gas Portfolio
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of period	3,330	1,391	1,391	3,851	(127)
Included in earnings			0	0	0
Included in regulatory assets / liabilities	615	617	4,517	1,284	4,906
Settlements	(1,498)	(423)	(2,578)	(4,418)	(1,098)
Transferred into Level 3	0	0	0	0	0
Transferred out Level 3	0	0	0	674	170
Balance at end of period	$ 2,447	$ 1,585	$ 3,330	$ 1,391	$ 3,851